S000033329 [Member] Expense Example - Columbia Flexible Capital Income Fund	May 31, 2026 USD ($)
Columbia Flexible Capital Income Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Columbia Flexible Capital Income Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Columbia Flexible Capital Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,871
Columbia Flexible Capital Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,005
Columbia Flexible Capital Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Columbia Flexible Capital Income Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049